Summary of Condensed Consolidated Statements of Operations (Detail) (USD $)	2 Months Ended		3 Months Ended																		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014		Dec. 31, 2013	Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Description Of Business [Line Items]
Net income attributable to noncontrolling interest	$ 55,834	$ 79,296	$ 300,144	$ (100,342)		$ 110,040	$ (90,779)		$ (119,231)		$ (151,072)		$ (183,171)		$ (108,146)		$ (93,888)		$ (116,296)		$ 629,959	$ 339,368	$ 461,424	$ 501,501
Net loss attributable to Apollo Medical Holdings, Inc.	(766,442)	(224,399)	(1,691,583)	(1,263,338)		(1,074,832)	(1,105,425)		(1,651,348)		(1,000,187)		(1,006,152)		(4,829,547)		(3,296,714)		(273,652)		(1,993,014)	(4,217,760)	(5,020,298)	(9,406,065)
Basic and diluted net income (loss) per share	$ (0.16)	$ (0.06)	$ (0.35)	$ (0.30)	[1]	$ (0.28)	$ (0.29)	[1]	$ (0.43)	[1]	$ (0.29)	[1]	$ (0.29)	[1]	$ (1.44)	[1]	$ (1.06)	[1]	$ (0.09)	[1]	$ (0.41)	$ (1.13)	$ (1.37)	$ (2.90)
Scenario, Previously Reported
Description Of Business [Line Items]
Net income attributable to noncontrolling interest		0				0																0	0	0
Net loss attributable to Apollo Medical Holdings, Inc.		(145,103)				(964,792)																(3,878,392)	(4,558,874)	(8,904,564)
Basic and diluted net income (loss) per share		$ 0				$ (0.25)																$ (1.04)	$ (1.24)	$ (2.74)
Restatement Adjustment
Description Of Business [Line Items]
Net income attributable to noncontrolling interest		(79,296)
Net loss attributable to Apollo Medical Holdings, Inc.		$ (224,399)
Basic and diluted net income (loss) per share		$ (0.06)

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the year